Retained Earnings (Tables)	12 Months Ended
Dec. 31, 2018
Retained Earnings Note Disclosure [Abstract]
Schedule of appropriated and unappropriated retained earnings [Table Text Block]
(1)	Details of retained earnings are as follows (Unit: Korean Won in millions):

		December 31, 2017	December 31, 2018
Legal reserve	Earned surplus reserve	1,729,754	1,857,754
	Other legal reserve	45,668	46,384

	Sub-total	1,775,422	1,904,138

Voluntary reserve	Business rationalization reserve	8,000	8,000
	Reserve for financial structure improvement	235,400	235,400
	Additional reserve	7,418,806	7,759,804
	Regulatory reserve for credit loss	2,438,191	2,578,457
	Revaluation reserve	751,964	715,860
	Other voluntary reserve	11,700	—

	Sub-total	10,864,061	11,297,521

Retained earnings before appropriation(*)		2,980,523	3,922,998

	Total	15,620,006	17,124,657

(*)	The unappropriated retained earnings for the current period has been restated in accordance with IFRS 9.